Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 543	$ 594	$ 755
Restricted cash and cash equivalents	288	266	550
Accounts receivable, net of allowance for doubtful accounts	862	731	719
Inventories	350	396	415
Deferred income tax assets	23	23	76
Current portion of financing receivables, net	56	94	119
Current portion of securitized financing receivables, net	64	27	0
Prepaid expenses	172	148	153
Other	56	104	40
Total current assets	2,414	2,383	2,827
Property, Investments and Other Assets:
Property and equipment, net	9,124	9,058	9,197
Financing receivables, net	381	635	815
Securitized financing receivables, net	433	194	0
Investments in affiliates	174	260	291
Goodwill	6,185	6,220	6,197
Brands	4,987	5,013	5,029
Management and franchise contracts, net	1,346	1,452	1,600
Other intangible assets, net	695	751	744
Deferred income tax assets	195	193	104
Other	390	403	262
Total property, investments and other assets	23,910	24,179	24,239
TOTAL ASSETS	26,324	26,562	27,066
Current Liabilities:
Accounts payable, accrued expenses and other	2,003	2,079	1,922
Current maturities of long-term debt	3	4	392
Current maturities of non-recourse debt	124	48	15
Income taxes payable	10	11	20
Total current liabilities	2,140	2,142	2,349
Long-term debt	11,124	11,751	15,183
Non-recourse debt	813	920	405
Deferred revenues	544	674	82
Deferred income tax liabilities	5,137	5,053	4,948
Liability for guest loyalty program	637	597	503
Other	1,179	1,149	1,441
Total liabilities	21,574	22,286	24,911
Commitments and contingencies
Equity:
Preferred stock	0	0	0
Common stock	10	10	1
Additional paid-in capital	10,000	9,948	8,452
Accumulated deficit	(4,816)	(5,331)	(5,746)
Accumulated other comprehensive loss	(404)	(264)	(406)
Total Hilton stockholders' equity	4,790	4,363	2,301
Noncontrolling interests	(40)	(87)	(146)
Total equity	4,750	4,276	2,155
TOTAL LIABILITIES AND EQUITY	$ 26,324	$ 26,562	$ 27,066